Inventory (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 55,743	$ 45,068	$ 29,355
Work in progress		0	9,752
Finished goods	68,669	82,328	48,126
Inventory	$ 124,412	$ 127,396	$ 87,233